SHARE-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 29, 2012
SHARE-BASED COMPENSATION
Schedule of valuation assumptions used to estimate fair value of stock options granted using the Binomial lattice pricing model

	Nine Months Ended
Valuation Assumptions:	September 29, 2012	October 1, 2011
Weighted-average fair value of options granted	$5.99	$2.73
Expected volatility	63.3%	73.0%
Weighted-average volatility	63.3%	65.7%
Expected term (in years)	5.1	5.1
Dividend yield	—	—
Risk-free rate	0.2% to 3.8%	0.1% to 4.1%
Expected annual forfeiture	13.5%	12.0%

Summary of award activity under stock option plans

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding at December 31, 2011	7,002,238	$11.22	4.7	$19,206
Granted	535,000	11.38
Exercised	(1,305,525)	4.63		9,732
Cancelled/expired	(364,388)	20.13
Outstanding at September 29, 2012	5,867,325	$12.14	4.2	$30,592

Vested or expected to vest at September 29, 2012	5,547,039	$12.42	4.1	$28,854

Exercisable at September 29, 2012	3,412,325	$15.97	3.3	$15,931

Schedule of valuation assumptions used to determine fair value of performance share units granted using the Monte Carlo simulation model

Nine Months Ended
Valuation Assumptions:	September 29, 2012
Weighted-average fair value	$12.18
Historic volatility	76.4%
Expected term (in years)	2.86
Dividend yield	--
Risk-free rate	0.41%
Expected annual forfeiture	13.5%

Summary of award activity under restricted stock plans

	Shares	Weighted Average Grant Date Fair Value
Nonvested stock at December 31, 2011 (a)	1,570,101	$6.23
Granted (b)	706,100	11.91
Vested	(322,142)	6.54
Cancelled	(252,425)	6.68
Nonvested stock at September 29, 2012 (a)(b)	1,701,634	$8.46

Expected to vest as of September 29, 2012	697,107	$8.97

(a)	Includes performance shares granted to a group of key executives with certain performance conditions measured through July 2013.
(b)	Includes performance shares granted to a group of key executives with certain performance conditions measured through December 2013 and a market and service condition through December 2014.